DIVESTITURES - Assets and Liabilities Held For Sale (Details) - Disposal groups classified as held for sale - USD ($) $ in Millions	Jul. 05, 2019	Dec. 14, 2018	May 24, 2018
Chapada
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)	$ (856.2)
Cash and cash equivalents	43.1
Trade and other receivables	0.5
Inventories	31.4
Other financial assets	0.0
Other assets	157.4
Property, plant and equipment	670.0
Deferred income tax assets	0.0
Intangible assets and goodwill	0.0
Trade and other payables	(31.9)
Income taxes payable	(18.2)
Other financial liabilities	0.0
Other provisions and liabilities	(150.5)
Debt	0.0
Environmental rehabilitation provisions	(58.7)
Deferred tax liabilities	60.0
Non-current assets or disposal groups classified as held for sale	583.1
Other comprehensive loss	0.0
Non-controlling interests	0.0
Net assets attributable to Yamana	583.1
Gain on disposal (Note 10)	$ 273.1
Gualcamayo
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)		$ 82.5
Cash and cash equivalents		1.5
Trade and other receivables		7.5
Inventories		60.8
Other financial assets		0.8
Other assets		11.8
Property, plant and equipment		67.9
Deferred income tax assets		0.0
Intangible assets and goodwill		1.4
Trade and other payables		(31.1)
Income taxes payable		0.0
Other financial liabilities		(1.3)
Other provisions and liabilities		(9.7)
Debt		0.0
Environmental rehabilitation provisions		(29.7)
Non-current assets or disposal groups classified as held for sale		79.9
Other comprehensive loss		0.0
Non-controlling interests		0.0
Net assets attributable to Yamana		79.9
Gain on disposal (Note 10)		$ 2.6
Brio Gold
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)			$ 146.1
Cash and cash equivalents			5.4
Trade and other receivables			1.4
Inventories			42.0
Other financial assets			1.5
Other assets			16.1
Property, plant and equipment			337.7
Deferred income tax assets			5.3
Intangible assets and goodwill			0.0
Trade and other payables			(54.1)
Income taxes payable			(3.3)
Other financial liabilities			(19.4)
Other provisions and liabilities			(14.5)
Debt			(73.0)
Environmental rehabilitation provisions			(34.2)
Non-current assets or disposal groups classified as held for sale			210.9
Other comprehensive loss			4.9
Non-controlling interests			(101.7)
Net assets attributable to Yamana			114.1
Gain on disposal (Note 10)			$ 32.0